Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 21, 2023
Document Effective Date	Dec. 01, 2023
Prospectus Date	Dec. 01, 2023